SOFTWARE AND SOFTWARE DEVELOPMENT COSTS (Details - Software development costs) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Software Development	$ 721,309	$ 341,784
Construction in Progress	148,371
Accumulated amortization	(216,842)	(76,576)
Software Development, net	$ 652,838	$ 265,208